Subsequent Events (Details) - shares		3 Months Ended
	Sep. 24, 2021	Aug. 05, 2021	Jun. 30, 2021
Subsequent Events (Details) [Line Items]
Shares issued			57,250,397
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate of ordinary shares		4,055,000
Shares issued		300,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Sale of ordinary shares and warrants description	On September 24, 2021, the Company and certain institutional investors entered into a securities purchase agreement (“SPA”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase 0.7 ordinary share, at a purchase price of $0.68 per unit, for gross proceeds approximately $21.5 million (the “Offering”) before deducting placement agent fees and other estimated offering expenses. An aggregate of 31,624,923 ordinary shares and warrants to purchase an aggregate of 22,137,448 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA.